Investment Strategy - NAA Allocation ETF	Nov. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an asset allocation fund. Under normal circumstances, the Fund uses a balanced approach to invest in a broad range of securities, including equity, debt, and securities issued and guaranteed by the U.S. government and federal agencies and instrumentalities. The Fund’s asset allocation strategy diversifies equity securities and fixed-income investments. The Fund employs a proprietary quantitative model to determine the exposure between equity and fixed income to participate in rising markets while attempting to preserve capital during market declines. The Fund’s exposure will generally be at least 15% fixed income and up to 85% equity.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the Blended Allocation Index (defined below). The Adviser’s investment philosophy is based on attempting to avoid the “losers” rather than predicting the “winners.” A loser is a company that, according to the Adviser’s investment methodology, is unlikely to deliver the revenue growth necessary to support its current stock price. The Adviser has developed a proprietary probability-based measure, called the Human Factor or h-factor (“h-factor”), to identify securities that may be overpriced relative to their underlying fundamentals.

The h-factor methodology is based on the premise that human biases and the interpretation of uncertain information can cause securities to become mispriced. The h-factor algorithm evaluates the revenue growth implied by a company’s current stock price in relation to its historical financial performance and other publicly available information. Each company is assigned an h-factor score from 0% to 100% representing the estimated probability that the company will fail to deliver the growth necessary to support its stock price. Higher scores indicate a greater probability of such an outcome. The Adviser uses these scores to identify and generally exclude a portion of the securities with the highest h-factor scores within the applicable investment universe. For example, the Adviser may exclude approximately 20% of the securities with the highest scores. The percentage excluded may vary based on market conditions, investment opportunities, and portfolio management considerations.

Equity Allocation

Under normal circumstances, the Fund’s equity allocation pursues its objective by investing in large-capitalization securities. The Fund generally defines large market capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.1 billion and $4.8 trillion as of June 30, 2026. The Fund’s equity allocation will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including for cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy, which may include other mutual funds or ETFs managed by the Adviser.

Fixed-Income Allocation

The fixed-income allocation of the Fund primarily invests in investment-grade and high-yield corporate bonds and/or ETFs as well as government, asset-backed, mortgage-backed, and similar debt securities and money market instruments. The rating category of a security will be determined at the time of purchase. If a security is subsequently downgraded, the Fund will not be obligated to dispose of that security but may continue to hold the security if deemed appropriate by the portfolio managers. The Fund may also invest in unrated securities based on the portfolio managers’ assessment of their credit quality.

“Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities (i.e., junk bonds), often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. To gain exposure to certain asset classes, the Fund may invest in varying combinations of affiliated investment companies advised by the Adviser.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.